Earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Weighted-average number of common shares outstanding (basic)	224,376,830	220,910,509	189,074,911
Effect of dilutive share-based awards		748,614	1,217,526
Weighted-average number of common shares (diluted)	225,270,454